Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

All of the Company’s income tax expense is attributable to domestic operations.  Income tax expense from continuing operations was as follows for the years ended:

(dollars in thousands)	2025	2024	2023

Current expense
Federal	$14,197	$12,300	$15,224
State	1,346	927	1,587
Total current expense	15,543	13,227	16,811

Deferred expense
Federal	3,412	1,598	1,700
State	722	388	456
Total deferred expense	4,134	1,986	2,156

Total	$19,677	$15,213	$18,967
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	2025		2024		2023
(dollars in thousands)

Federal income tax at statutory rate	$16,971	21.0%	$13,450	21.0%	$16,299	21.0%
Effect of:
State income taxes, net of federal benefit*	1,634	2.0%	1,039	1.6%	1,614	2.1%
Nontaxable or nondeductible items **
Nondeductible compensation	993	1.2%	701	1.1%	1,013	1.3%
Other	79	0.1%	23	0.1%	41	0.0%

Provision for income taxes	$19,677	24.3%	$15,213	23.8%	$18,967	24.4%

* State taxes in Florida and New York made up the majority (greater than 50%) of the tax effect of this category.
** The ‘nontaxable or nondeductible items’ category includes items such as non-taxable interest income, non-deductible meals and entertainment, and other non-deductible expenses.  None of those items individually or in the aggregate exceeded the 5% quantitative threshold for separate disaggregation.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024, are as follows:

(dollars in thousands)	2025	2024

Deferred tax assets:
Allowance for credit losses on loans	$13,810	$13,271
OCI net unrealized losses on securities available for sale	4,221	7,610
Lease Liability	9,627	10,606
Other	5,583	6,750
Total deferred tax assets	$33,241	$38,237

Deferred tax liabilities:
Prepaid pension	$(9,295)	$(8,429)
Prepaid post-retirement	(6,358)	(5,724)
OCI pension and post retirement benefit	(7,744)	(6,260)
Right of use asset	(8,899)	(9,673)
Deferred loan fees	(4,671)	(3,485)
Depreciation	(3,152)	(2,432)
REIT deferral	(2,592)	(2,684)
Other	(353)	(366)
Total deferred tax liabilities	$(43,064)	$(39,053)

Net deferred tax liability	$(9,823)	$(816)

Management assesses all available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. Based on our evaluation, as of December 31, 2025, management has determined that no valuation allowance is necessary because it is more likely than not that these assets will be realized through future reversals of existing temporary differences and future taxable income.
Income taxes paid, net of refunds, were as follows:
	2025	2024	2023
(dollars in thousands)

Federal	$17,600	$7,800	$17,000
State and local:
Florida	1,250	550	1,275
New York	104	777	651
Other	124	25	138

Total	$19,078	$9,152	$19,064

On a periodic basis, the Company evaluates its income tax positions based on tax laws and regulations and financial reporting considerations, and records adjustments as appropriate.  This evaluation takes into consideration the status of taxing authorities’ current examinations of the Company’s tax returns, recent positions taken by the taxing authorities on similar transactions, if any, and the overall tax environment in relation to uncertain tax positions.  As of December 31, 2025 and 2024, no uncertain tax positions have been recorded.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense.  For the years 2025, 2024, and 2023, these amounts were not material.  The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction as well as in various states.  In the normal course of business, the Company is subject to U.S. federal, state, and local income tax examinations by tax authorities.  The Company’s federal and state income tax returns for the years 2021 through 2025 remain open to examination.